Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000239886 | United States Treasury Bill, 4.7591, 2024-07-11
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000239886 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000239886 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000239886 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	12.50%
C000239886 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	87.50%
C000239887 | United States Treasury Bill, 4.7591, 2024-07-11
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000239887 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000239887 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000239887 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	12.50%
C000239887 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	87.50%